Parent Company Financials Statement of Earnings and Retained Earnings (details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Revenue	$ 1,737	$ 1,676	$ 1,393
Interest and investment income including realized gains and losses	141	331	150
Total revenues	8,565	7,165	4,800
Personnel costs	2,134	1,863	1,568
Other operating expenses	1,319	1,287	1,064
Interest expense	93	74	57
Total expenses	7,914	6,330	4,395
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	651	835	405
Income Tax Expense (Benefit), Continuing Operations	205	245	131
Equity in earnings (loss) of unconsolidated affiliates	(26)	10	10
Net earnings (loss)	419	612	379
Net Income (Loss) Attributable to Noncontrolling Interest	17	5	10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	402	607	369
Basic earnings per share attributable to FNF common shareholders	$ 1.75	$ 2.75	$ 1.68
Weighted average shares outstanding, basic basis	230	221	219
Diluted earnings per share attributable to FNF common shareholders	$ 1.71	$ 2.69	$ 1.65
Weighted average shares outstanding, diluted basis	235	226	223
Retained Earnings (Accumulated Deficit)		849
Cash dividends declared	(155)	(131)	(4)
Parent Company
Other Revenue	3	5	3
Interest and investment income including realized gains and losses	15	2	1
Total revenues	18	7	4
Personnel costs	93	39	40
Other operating expenses	50	21	15
Interest expense	70	61	58
Total expenses	213	121	113
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	(195)	(114)	(109)
Income Tax Expense (Benefit), Continuing Operations	(61)	(34)	(35)
Earnings Before Equity In Losses Of Unconsolidated Affiliates	(134)	(80)	(74)
Equity in earnings (loss) of unconsolidated affiliates	553	692	453
Net earnings (loss)	419	612	379
Net Income (Loss) Attributable to Noncontrolling Interest		5	10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	402	607	369
Basic earnings per share attributable to FNF common shareholders	$ 1.75	$ 2.75	$ 1.68
Weighted average shares outstanding, basic basis		221	219
Diluted earnings per share attributable to FNF common shareholders	$ 1.71	$ 2.69	$ 1.65
Weighted average shares outstanding, diluted basis		226	223
Retained Earnings (Accumulated Deficit)	1,096	849	373	110
Cash dividends declared		$ (131)	$ (106)